Cash and Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Equivalents
The components of our cash and equivalents balance are as follows:

	December 31, 2020
Dollars in millions	International (a)	Domestic (b)	Total
Operating cash and equivalents	$228	$54	$282
Short-term investments (c)	3	—	3
Cash and equivalents held in consolidated joint ventures and Aspire Defence subcontracting entities	151	—	151
Total	$382	$54	$436

	December 31, 2019
Dollars in millions	International (a)	Domestic (b)	Total
Operating cash and equivalents	$187	$114	$301
Short-term investments (c)	58	93	151
Cash and equivalents held in consolidated joint ventures and Aspire Defence subcontracting entities	259	1	260
Total	$504	$208	$712

(a)Includes deposits held in non-U.S. operating accounts.
(b)Includes U.S. dollar and foreign currency deposits held in operating accounts that constitute onshore cash for tax purposes but may reside either in the U.S. or in a foreign country.
(c)Includes time deposits, money market funds, and other highly liquid short-term investments.